VSRM Transaction (FY)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
VSRM Transaction
2. VSRM Transaction
Prior to October 13, 2022, Sycamore owned 50% of Venture Agency Holdings, Inc. (“Venture”) and has accounted for its ownership under the equity method of accounting. On October 13, 2022, Sycamore purchased the other 50% of Venture from an individual for $9.7 million. Following this purchase, Sycamore obtained control and owned 100% of Venture, which was then renamed to VSRM, Inc. (“VSRM”). VRSM and its two wholly owned subsidiaries, The Roots Insurance Agency, Inc. (“Roots”) and Mitzel Insurance Agency, Inc. (“Mitzel”) were incorporated into the Company's consolidated financial statements as of the date of the acquisition. Sycamore initially purchased the Venture shares with a promissory note for $9.7 million and ultimately settled the note with $5.9 million of cash received from the Security & Alarm Business sale, described below, and $3.8 million in the form of stock from the buyer of the Security & Alarm Business. The Company acquired the remaining outstanding shares of VSRM, in order to take advantage of net operating tax losses as part of a tax planning strategy to apply to the Security and Alarm Business sale described below, in addition to the strategic focus of getting out of the Security and Alarm line of business.
The Company recognized Sycamore's purchase of the individual's shares of VSRM as a step acquisition and revalued all assets and liabilities upon the acquisition date. This resulted in the recognition of an $8.8 million non-operating gain reported in the Consolidated Statement of Operations as Gain from VSRM Transaction in the fourth quarter of 2022. The Company also utilized $12.5 million of federal income tax net operating losses carried forward and $14.8 million state income tax net operating losses carried forward, for a total net-of-tax benefit of $9.4 million. VSRM retained $8.9 million of debt, and $9.4 million of tax liabilities, as well as other smaller assets and liabilities that did not go with the transaction.
A condensed schedule of assets and liabilities incorporated into the consolidated balance sheet from the VSRM acquisition is provided below:
Cash	$3,921
Trade receivables	4,604
Customer relationship intangible assets	37,122
Other assets	574
Total assets	$46,221

Trade and other payables	7,624
Deferred tax liability	9,407
Note payable to Affiliate	6,000
Senior debt	2,917
Total Liabilities	$25,948

Fair value of net assets acquired	$20,273
The following table presents the calculation of the $8.8 million revaluation gain related to the Company's equity method investment in VSRM as a result of the VSRM Transaction:
Carrying value of equity method investment in VSRM	$1,773
Fair value of investment in VSRM	10,583
Gain on step acquisition	$8,810
The fair value of the equity interest of VSRM immediately prior to the acquisition was $10.6 million. The fair value techniques used to measure the fair value of VSRM included using the recent valuations performed by third party valuation experts and the net realized proceeds received upon the sale of the Security & Alarm Business sold the following day.
There were no material transaction costs incurred in the acquisition of VSRM. Additionally, no results of operations for the Security and Alarm business have been included the consolidated financial statements as that business was immediately disposed of. Results of operations for the retained business have been included from the date of acquisition through December 31, 2022.
On October 14, 2022, VSRM sold all of its security guard and alarm installation insurance brokerage business (the “Security & Alarm Business”) to a third party insurance brokerage firm for $38.2 million, of which $32.8 million was paid in cash and $3.8 million was in the form of the buyer's stock. The $3.8 million of buyer's stock was immediately used to settle a portion of the $9.7 million promissory note that was issued to buy the 50% of Venture and the remainder of the promissory note was settled with cash from the sale of business.
As part of the transaction, the individual who previously owned 50% of VSRM transitioned employment to the buyer, along with a team of approximately eight other employees of VSRM. Also, the Company transferred to the buyer, $4.3 million of accounts receivable, $5.8 million of current liabilities, $271,000 in cash as well as all books and records of the business being purchased. The buyer held back $75,000 of cash for a future true up of the trade balances which the Company reflected as a current receivable. The Company recognized this transaction as the sale of a business. Because all assets and liabilities were just adjusted to fair value from the step acquisition described above, the basis of the net assets sold equaled the net proceeds from the sale, thus there was no gain recognized upon the sale of the Security & Alarm Business.
The following table reconciles the net assets disposed of from this transaction:
Cash at closing	$32,759
Net liabilities transferred	1,499
Hold back	75
Stock of acquirer	3,822
Total purchase price	$38,155

Cash	$271
Premiums transferred to buyer	4,326
Intangible assets	38,154
Trade payables and accrued liabilities assumed by buyer	(5,838)
Net assets disposed of	36,913
Net gain	1,242
Broker fee transaction costs	(1,242)
Net gain	$—
The net gain on revaluation of the investment in VSRM and the disposal of the Security and Alarm Business line are summarized below:
Gross gains	$10,052
Broker fee	(1,242)
Net gain	$8,810

On December 30, 2022, VSRM contributed its remaining business, including its two wholly owned subsidiaries (Mitzel and Roots) to a new wholly owned subsidiary, Sycamore Specialty Underwriters, LLC (“SSU”). The business contributed to SSU consisted of customer accounts of substantially all of the personal lines business and a small subset of the commercial lines business underwritten by the Insurance Company Subsidiaries, and all of the customer accounts VSRM produced for third-party insurers, other than the security guard and alarm installation brokerage business previously sold.
On December 31, 2022, Sycamore Financial Group, LLC (“SFG”), wholly owned by Andrew D. Petcoff purchased 50% of SSU from VSRM, Inc. for $1,000. As a result, SSU and its two wholly owned subsidiaries, Roots and Mitzel, are no longer consolidated in the Company's consolidated financial statements as of December 31, 2022, and VSRM's investment in SSU is accounted for using the equity method. The net assets transferred to SSU had a fair value of $0 at the time of the contribution. There was no gain or loss recognized upon the sale of half of SSU to SFG. Included in the net assets transferred to SSU was a $1.0 million promissory note obligation of VSRM that originated as part of the Venture Transaction described below, and is payable to CIC.
The following table provides the assets and liabilities deconsolidated as a result of this transaction:
Cash	$497
Receivable from VSRM	934
Trade receivables	239
Intangible asset	196
Other assets	514
Total assets	$2,380

Payable to Affiliates	286
Trade payables	193
Note payable	1,000
Other liabilities	901
Total Liabilities	$2,380
In order to determine the value of the business contributed to SSU, the Company obtained a third party valuation based on a weighting of discounted cash flows and earnings before interest, taxes, depreciation and amortization (EBITDA) multiple valuation methods. The valuation included significant estimates and assumptions related to (i) forecasted revenue and EBITDA and (ii) the selection of the EBITDA multiple and discount rate.